Schedule of Investments

September 30, 2021 (unaudited)

Dynamic Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 72.5%

Communication Services - 8.8%
Activision Blizzard Inc	13,951	1,079,668
Alphabet Inc - Class C (2)	1,292	3,443,581
Alphabet Inc - Class A (2)	961	2,569,253
AMC Entertainment Holdings Inc (2)	1,738	66,148
AT&T Inc	59,994	1,620,438
Comcast Corp	1,653	92,452
DHI Group Inc (2)	2,626	12,500
Electronic Arts Inc	1,593	226,604
Entravision Communications Corp	516	3,664
Facebook Inc (2)	11,000	3,733,290
Fluent Inc (2)	338	767
Fox Corp	89	3,570
Gogo Inc (2)	135	2,336
Gray Television Inc	1,722	39,296
IDT Corp (2)	345	14,473
Interpublic Group of Cos Inc/The	5,384	197,431
John Wiley & Sons Inc	312	16,290
Liberty TripAdvisor Holdings Inc (2)	2,074	6,409
Lions Gate Entertainment Corp (2)	1,786	25,343
Meredith Corp (2)	249	13,869
Netflix Inc (2)	1,308	798,325
News Corp	3,084	72,567
Nexstar Media Group Inc	26	3,951
Pinterest Inc (2)	1,326	67,560
Roku Inc (2)	683	214,018
Sinclair Broadcast Group Inc	672	21,289
TEGNA Inc	1,388	27,371
Telephone and Data Systems Inc	1,163	22,679
Twitter Inc (2)	2,563	154,780
Verizon Communications Inc	28,619	1,545,712
Walt Disney Co/The	4,219	713,728
World Wrestling Entertainment Inc	413	23,235
Yelp Inc (2)	815	30,351
Ziff Davis Inc (2)	5,119	699,358

		17,562,306

Consumer Discretionary - 7.5%
Abercrombie & Fitch Co (2)	553	20,809
Adient PLC (2)	398	16,497
Amazon.com Inc (2)	1,177	3,866,492
American Axle & Manufacturing Holdings Inc (2)	1,494	13,162
American Eagle Outfitters Inc	703	18,137
Aptiv PLC (2)	204	30,390
Aramark	1,160	38,118
Bath & Body Works Inc	910	57,357
Bed Bath & Beyond Inc (2)	224	3,870
Best Buy Co Inc	8,499	898,429
Big 5 Sporting Goods Corp	131	3,018
Big Lots Inc	913	39,588
Boyd Gaming Corp (2)	1,076	68,068
Brinker International Inc (2)	579	28,400
Buckle Inc/The	125	4,949
Caleres Inc	449	9,977
Capri Holdings Ltd (2)	1,208	58,479
Chico's FAS Inc (2)	213	956

Conn's Inc (2)	81	1,849
Container Store Group Inc/The (2)	4	38
Crocs Inc (2)	1,800	258,264
Dana Inc	1,730	38,475
Darden Restaurants Inc	1,346	203,879
Dave & Buster's Entertainment Inc (2)	673	25,796
Del Taco Restaurants Inc	208	1,816
Designer Brands Inc (2)	248	3,455
Dick's Sporting Goods Inc	799	95,696
Dillard's Inc	33	5,693
Domino's Pizza Inc	202	96,346
eBay Inc	1,092	76,080
Everi Holdings Inc (2)	816	19,731
Fiesta Restaurant Group Inc (2)	148	1,622
Foot Locker Inc	1,923	87,804
Ford Motor Co (2)	12,102	171,364
Fossil Group Inc (2)	128	1,517
Frank's International NV (2)	1,316	3,869
GameStop Corp (2)	225	39,481
Gap Inc/The	937	21,270
General Motors Co (2)	7,208	379,934
Genesco Inc (2)	62	3,579
Genius Brands International Inc (2)	366	498
G-III Apparel Group Ltd (2)	200	5,660
Goodyear Tire & Rubber Co/The (2)	1,676	29,665
Greenlane Holdings Inc (2)	848	2,010
Group 1 Automotive Inc	109	20,479
Hibbett Inc	509	36,007
Home Depot Inc/The	6,296	2,066,725
Houghton Mifflin Harcourt Co (2)	546	7,333
International Game Technology PLC (2)	2,188	57,588
Kohl's Corp	1,135	53,447
Kontoor Brands Inc	113	5,644
Lands' End Inc (2)	451	10,617
Lear Corp	496	77,614
Lennar Corp	3,079	288,441
Liquidity Services Inc (2)	141	3,047
Lovesac Co/The (2)	67	4,428
Macy's Inc	1,339	30,261
MGM Resorts International	906	39,094
Modine Manufacturing Co (2)	908	10,288
Mohawk Industries Inc (2)	1,283	227,604
ODP Corp/The (2)	239	9,598
OneWater Marine Inc	709	28,509
Papa John's International Inc	317	40,256
Qurate Retail Inc	2,067	21,063
RCI Hospitality Holdings Inc	212	14,524
Red Robin Gourmet Burgers Inc (2)	542	12,499
Red Rock Resorts Inc (2)	1,122	57,469
Rent-A-Center Inc/TX	3,195	179,591
Revolve Group Inc (2)	275	16,987
Scientific Games Corp (2)	819	68,034
Shoe Carnival Inc	196	6,354
Shutterstock Inc	214	24,250
Signet Jewelers Ltd	241	19,029
Smith & Wesson Brands Inc	849	17,625
Sonos Inc (2)	1,151	37,246
Starbucks Corp	8,865	977,898
Tapestry Inc	2,541	94,068
Target Corp	2,042	467,148
Tempur Sealy International Inc	277	12,856
Tenneco Inc (2)	1,633	23,303
Tesla Inc (2)	3,127	2,424,926
Texas Roadhouse Inc	818	74,708
Thor Industries Inc	1,413	173,460
Tilly's Inc	53	743
Town Sports International Holdings Inc (2)	2,090	23
Tupperware Brands Corp (2)	114	2,408
Urban Outfitters Inc (2)	139	4,127
Vera Bradley Inc (2)	1,340	12,609

Vista Outdoor Inc (2)	196	7,901
Waitr Holdings Inc (2)	2,401	2,126
Winnebago Industries Inc	414	29,994
XPEL Inc (2)	9	683
Yum! Brands Inc	3,534	432,244

		14,984,963

Consumer Staples - 1.6%
Albertsons Cos Inc	1,933	60,174
Andersons Inc/The	8	247
Bunge Ltd	12,026	977,954
Darling Ingredients Inc (2)	1,877	134,956
Hershey Co/The	6,779	1,147,346
Ingles Markets Inc	147	9,706
Kraft Heinz Co/The	2,461	90,614
Kroger Co/The	75	3,032
PepsiCo Inc	937	140,934
Performance Food Group Co (2)	4	186
Spectrum Brands Holdings Inc	181	17,316
Tyson Foods Inc	472	37,260
United Natural Foods Inc (2)	306	14,817
Walgreens Boots Alliance Inc	1,215	57,166
Walmart Inc	2,875	400,718

		3,092,426

Energy - 1.8%
Alto Ingredients Inc (2)	259	1,279
Amplify Energy Corp (2)	1,049	5,581
Antero Resources Corp (2)	1,564	29,419
APA Corp	1,882	40,331
Ardmore Shipping Corp	259	1,075
Berry Corp	1,542	11,118
Bristow Group Inc (2)	201	6,398
Cactus Inc	181	6,827
Centennial Resource Development Inc/DE (2)	927	6,211
ChampionX Corp (2)	1,273	28,464
Cimarex Energy Co	925	80,660
ConocoPhillips	4,474	303,203
CONSOL Energy Inc (2)	555	14,441
Continental Resources Inc/OK	149	6,876
Delek US Holdings Inc	624	11,213
Devon Energy Corp	4,482	159,156
DHT Holdings Inc	1,239	8,091
Diamondback Energy Inc	791	74,884
Dorian LPG Ltd	345	4,281
Earthstone Energy Inc (2)	266	2,447
EOG Resources Inc	2,299	184,541
Exxon Mobil Corp	29,333	1,725,367
Goodrich Petroleum Corp (2)	108	2,555
Hallador Energy Co (2)	131	388
Hess Corp	623	48,663
Laredo Petroleum Inc (2)	162	13,133
Magnolia Oil & Gas Corp	741	13,182
Marathon Oil Corp	335	4,579
Matador Resources Co	150	5,706
NextDecade Corp (2)	525	1,460
Nine Energy Service Inc (2)	1,785	3,267
Northern Oil and Gas Inc (2)	279	5,971
Occidental Petroleum Corp	6,152	181,976
Oceaneering International Inc (2)	264	3,516
ONEOK Inc	1,933	112,095
Ovintiv Inc	1,571	51,654
PDC Energy Inc	318	15,070
Peabody Energy Corp (2)	823	12,172
Pioneer Natural Resources Co	860	143,199
Profire Energy Inc (2)	11	13

Range Resources Corp (2)	523	11,835
Schlumberger NV	7,849	232,644
Scorpio Tankers Inc	372	6,897
SM Energy Co	786	20,735
Southwestern Energy Co (2)	4,959	27,473
Talos Energy Inc (2)	652	8,978
Targa Resources Corp	66	3,248
Teekay Corp (2)	1,125	4,118
Transocean Ltd (2)	1,366	5,177
Uranium Energy Corp (2)	1,647	5,023
W&T Offshore Inc (2)	148	551
Whiting Petroleum Corp (2)	270	15,771

		3,672,912

Financials - 8.4%
Affiliated Managers Group Inc	600	90,654
Aflac Inc	1,686	87,891
Allstate Corp/The	736	93,700
Ally Financial Inc	4,105	209,560
American Financial Group Inc/OH	532	66,942
American International Group Inc	22,353	1,226,956
Ameris Bancorp	1,574	81,659
Arbor Realty Trust Inc	1,521	28,184
Athene Holding Ltd (2)	6,368	438,564
Bank of America Corp	15,581	661,413
Bank of New York Mellon Corp/The	3,484	180,611
Bank OZK	849	36,490
BankUnited Inc	11	460
Berkshire Hathaway Inc (2)	9,638	2,630,596
BGC Partners Inc	909	4,736
Blackstone Inc	11,491	1,336,863
Brighthouse Financial Inc (2)	1,765	79,831
Capital One Financial Corp	2,498	404,601
Cathay General Bancorp	475	19,660
Charles Schwab Corp/The	3,535	257,489
Chimera Investment Corp	6,422	95,367
Citigroup Inc	6,117	429,291
Citizens Financial Group Inc	2,430	114,161
Civista Bancshares Inc	487	11,313
Curo Group Holdings Corp	1,458	25,267
Customers Bancorp Inc (2)	342	14,713
East West Bancorp Inc	748	58,000
Elevate Credit Inc (2)	274	1,132
Ellington Financial Inc	4,641	84,884
Evercore Inc	1,435	191,816
Fifth Third Bancorp	5,948	252,433
First American Financial Corp	5,841	391,639
First Financial Bankshares Inc	1,905	87,535
First Horizon Corp	9,346	152,246
FNB Corp/PA	2,013	23,391
Goldman Sachs Group Inc/The	24	9,073
Granite Point Mortgage Trust Inc	74	975
Great Western Bancorp Inc	26	851
Hancock Whitney Corp	135	6,361
Hartford Financial Services Group Inc/The	1,480	103,970
Hilltop Holdings Inc	1,524	49,789
Huntington Bancshares Inc/OH	694	10,729
Independent Bank Corp/MI	1	21
Invesco Ltd	3,152	75,995
Janus Henderson Group PLC	1,309	54,101
JPMorgan Chase & Co	4,255	696,501
LendingClub Corp (2)	496	14,007
Meta Financial Group Inc	545	28,602
MetLife Inc	4,256	262,723
Moelis & Co	1,528	94,537
Morgan Stanley	6,052	588,920
Mr Cooper Group Inc (2)	1,986	81,764
MSCI Inc	343	208,661

NewStar Financial Contingent Value Rights (2)(6)(8)	179	0
Northrim BanCorp Inc	898	38,174
OneMain Holdings Inc	660	36,518
Oppenheimer Holdings Inc	552	25,000
PacWest Bancorp	371	16,814
Piper Sandler Cos	642	88,891
PNC Financial Services Group Inc/The	1,208	236,333
Popular Inc	819	63,612
Pzena Investment Management Inc	2,462	24,226
RBB Bancorp	711	17,924
Redwood Trust Inc	1,558	20,083
Regions Financial Corp	8,919	190,064
Sandy Spring Bancorp Inc	723	33,128
Siebert Financial Corp (2)	167	559
Signature Bank/New York NY	90	24,505
SLM Corp	3,531	62,146
StepStone Group Inc	131	5,586
Stewart Information Services Corp	4,581	289,794
StoneX Group Inc (2)	16	1,054
SVB Financial Group (2)	211	136,492
Synchrony Financial	23,444	1,145,943
Synovus Financial Corp	1,763	77,378
T Rowe Price Group Inc	1,214	238,794
Tiptree Inc	259	2,595
Truist Financial Corp	5,134	301,109
Umpqua Holdings Corp	5,388	109,107
US Bancorp	10,815	642,844
Valley National Bancorp	691	9,197
Virtus Investment Partners Inc	63	19,550
Walker & Dunlop Inc	477	54,140
Wells Fargo & Co	12,087	560,958
Western Alliance Bancorp	612	66,598
Wintrust Financial Corp	394	31,666
Zions Bancorp NA	599	37,072

		16,765,482

Healthcare - 13.5%
Abbott Laboratories	4,913	580,373
AbbVie Inc	14,405	1,553,867
Abeona Therapeutics Inc (2)	799	895
AcelRx Pharmaceuticals Inc (2)	87	89
Aclaris Therapeutics Inc (2)	299	5,382
ADMA Biologics Inc (2)	181	205
Affimed NV (2)	1,116	6,897
Agilent Technologies Inc	4,167	656,428
Agios Pharmaceuticals Inc (2)	330	15,230
Alector Inc (2)	299	6,823
Align Technology Inc (2)	363	241,551
Alkermes PLC (2)	1,061	32,721
Allakos Inc (2)	11	1,165
Alnylam Pharmaceuticals Inc (2)	730	137,831
Amedisys Inc (2)	35	5,219
Amgen Inc	4,970	1,056,871
Amneal Pharmaceuticals Inc (2)	2,119	11,315
Anavex Life Sciences Corp (2)	135	2,423
ANI Pharmaceuticals Inc (2)	149	4,890
Apellis Pharmaceuticals Inc (2)	360	11,866
Apollo Medical Holdings Inc (2)	233	21,215
Arbutus Biopharma Corp (2)	2,165	9,288
Arcutis Biotherapeutics Inc (2)	309	7,382
Arrowhead Pharmaceuticals Inc (2)	465	29,030
Assertio Holdings Inc (2)	1,148	1,040
Avalo Therapeutics Inc (2)	2,318	5,053
Baxter International Inc	651	52,360
Beam Therapeutics Inc (2)	292	25,407
Beyondspring Inc (2)	455	7,171
BioDelivery Sciences International Inc (2)	4,109	14,833
Biogen Inc (2)	3,032	858,026

Bio-Rad Laboratories Inc (2)	48	35,806
Bio-Techne Corp	165	79,954
Blueprint Medicines Corp (2)	259	26,628
Bridgebio Pharma Inc (2)	259	12,139
Bristol-Myers Squibb Co	19,950	1,180,442
Bruker Corp	337	26,320
Calyxt Inc (2)	719	2,423
Cardinal Health Inc	1,707	84,428
CareDx Inc (2)	705	44,676
CASI Pharmaceuticals Inc (2)	468	557
Cassava Sciences Inc (2)	473	29,364
Catalent Inc (2)	728	96,875
Catalyst Pharmaceuticals Inc (2)	2,747	14,559
Celcuity Inc (2)	8	144
Centene Corp (2)	346	21,559
Centogene NV (2)	546	6,011
Cerner Corp	5,251	370,301
Chimerix Inc (2)	662	4,098
Coherus Biosciences Inc (2)	14	225
Community Health Systems Inc (2)	670	7,839
Computer Programs and Systems Inc (2)	362	12,837
Cortexyme Inc (2)	105	9,624
Crinetics Pharmaceuticals Inc (2)	297	6,252
CureVac NV (2)	50	2,731
CVS Health Corp	9,838	834,853
Danaher Corp	3,199	973,904
Denali Therapeutics Inc (2)	477	24,065
DENTSPLY SIRONA Inc	1,597	92,706
Dicerna Pharmaceuticals Inc (2)	797	16,068
Dynavax Technologies Corp (2)	742	14,254
Editas Medicine Inc (2)	446	18,322
Elanco Animal Health Inc Contingent Value Rights (2)(6)(8)	1,625	0
Eli Lilly & Co	3,565	823,693
Eloxx Pharmaceuticals Inc (2)	2,838	4,626
Emergent BioSolutions Inc (2)	373	18,676
Endo International PLC (2)	1,080	3,499
Enochian Biosciences Inc (2)	66	444
Envista Holdings Corp (2)	75	3,136
Evelo Biosciences Inc (2)	1,315	9,258
Exact Sciences Corp (2)	770	73,497
Exelixis Inc (2)	1,534	32,429
Fate Therapeutics Inc (2)	389	23,056
Fulgent Genetics Inc (2)	46	4,138
Galectin Therapeutics Inc (2)	750	2,910
Genprex Inc (2)	1,396	3,741
Gilead Sciences Inc	10,139	708,209
HCA Healthcare Inc	1,308	317,478
Horizon Therapeutics Plc (2)	3,990	437,065
ICU Medical Inc (2)	7	1,634
IDEXX Laboratories Inc (2)	86	53,483
IGM Biosciences Inc (2)	27	1,776
Illumina Inc (2)	345	139,935
Incyte Corp (2)	3,300	226,974
Inogen Inc (2)	247	10,643
Inotiv Inc (2)	313	9,152
Intellia Therapeutics Inc (2)	253	33,940
Johnson & Johnson	14,746	2,381,479
Jounce Therapeutics Inc (2)	544	4,042
Kezar Life Sciences Inc (2)	911	7,871
La Jolla Pharmaceutical Co (2)	566	2,258
Ligand Pharmaceuticals Inc (2)	37	5,155
MacroGenics Inc (2)	63	1,319
Mallinckrodt PLC (2)	92	18
MannKind Corp (2)	2,374	10,327
McKesson Corp	886	176,651
MEDNAX Inc (2)	74	2,104
Medtronic PLC	12,159	1,524,131
Merck & Co Inc	20,993	1,576,784
Mind Medicine MindMed Inc (2)	187	436
Mirati Therapeutics Inc (2)	311	55,019

Moderna Inc (2)	1,692	651,183
Myriad Genetics Inc (2)	488	15,758
Natera Inc (2)	451	50,259
Neurocrine Biosciences Inc (2)	259	24,841
Novavax Inc (2)	285	59,083
Ocugen Inc (2)	443	3,181
Oncocyte Corp (2)	435	1,549
Oramed Pharmaceuticals Inc (2)	71	1,561
Organogenesis Holdings Inc (2)	127	1,808
Organon & Co	1,433	46,988
Owens & Minor Inc	244	7,635
Palatin Technologies Inc (2)	4,629	2,050
PerkinElmer Inc	1,001	173,463
Perrigo Co PLC	3,795	179,617
Pfizer Inc	30,864	1,327,461
Portage Biotech Inc (2)	43	874
Precigen Inc (2)	772	3,852
Prothena Corp PLC (2)	240	17,095
PTC Therapeutics Inc (2)	293	10,903
Puma Biotechnology Inc (2)	1,500	10,515
Quest Diagnostics Inc	284	41,268
Radius Health Inc (2)	58	720
Regeneron Pharmaceuticals Inc (2)	1,951	1,180,706
REGENXBIO Inc (2)	183	7,671
ResMed Inc	226	59,562
Rocket Pharmaceuticals Inc (2)	480	14,347
Royalty Pharma PLC	1,648	59,559
Sage Therapeutics Inc (2)	316	14,002
Seagen Inc (2)	706	119,879
Seres Therapeutics Inc (2)	110	766
Sesen Bio Inc (2)	1,979	1,570
Sorrento Therapeutics Inc (2)	1,740	13,276
SpringWorks Therapeutics Inc (2)	156	9,897
STAAR Surgical Co (2)	341	43,829
Stoke Therapeutics Inc (2)	218	5,546
Stryker Corp	4,731	1,247,659
Sutro Biopharma Inc (2)	608	11,485
Tenet Healthcare Corp (2)	18	1,196
Thermo Fisher Scientific Inc	2,138	1,221,504
Turning Point Therapeutics Inc (2)	81	5,381
Twist Bioscience Corp (2)	376	40,221
Tyme Technologies Inc (2)	540	556
Ultragenyx Pharmaceutical Inc (2)	358	32,288
United Therapeutics Corp (2)	772	142,496
UnitedHealth Group Inc	1,461	570,871
Universal Health Services Inc	131	18,126
Vanda Pharmaceuticals Inc (2)	501	8,587
Veeva Systems Inc (2)	644	185,581
Veracyte Inc (2)	50	2,323
Vertex Pharmaceuticals Inc (2)	1,207	218,938
Viatris Inc	7,892	106,937
Voyager Therapeutics Inc (2)	141	371
West Pharmaceutical Services Inc	509	216,091
Zentalis Pharmaceuticals Inc (2)	349	23,257
ZIOPHARM Oncology Inc (2)	860	1,565
Zoetis Inc	3,025	587,274

		26,908,777

Industrials - 5.4%
3M Co	5,787	1,015,156
ABM Industries Inc	534	24,035
Acuity Brands Inc	449	77,843
AGCO Corp	1,284	157,329
Altra Industrial Motion Corp	212	11,734
ArcBest Corp	398	32,544
Atkore Inc (2)	332	28,857
Atlas Air Worldwide Holdings Inc (2)	545	44,516
Avis Budget Group Inc (2)	305	35,536

Axon Enterprise Inc (2)	319	55,831
AZZ Inc	482	25,642
BlueLinx Holdings Inc (2)	117	5,719
Boise Cascade Co	3,073	165,881
Builders FirstSource Inc (2)	1,159	59,967
Comfort Systems USA Inc	189	13,479
Costamare Inc	7	108
Covenant Logistics Group Inc (2)	526	14,544
CSX Corp	3,325	98,886
Cummins Inc	1,699	381,527
Donaldson Co Inc	2,079	119,355
Dover Corp	7,244	1,126,442
Eaton Corp PLC	90	13,438
EMCOR Group Inc	961	110,880
Emerson Electric Co	3,181	299,650
Encore Wire Corp	462	43,811
EnerSys	471	35,061
Expeditors International of Washington Inc	9,233	1,099,927
FedEx Corp	445	97,584
Genco Shipping & Trading Ltd	1,061	21,358
Generac Holdings Inc (2)	708	289,338
General Dynamics Corp	2,687	526,733
GMS Inc (2)	893	39,113
Graco Inc	2,136	149,456
GrafTech International Ltd	2,128	21,961
Herc Holdings Inc	411	67,182
Herman Miller Inc	421	15,855
Hertz Global Holdings Inc (2)	13	254
Hillenbrand Inc	512	21,837
Hubbell Inc	1,484	268,114
Huntington Ingalls Industries Inc	1,550	299,243
JB Hunt Transport Services Inc	212	35,451
Johnson Controls International plc	1,109	75,501
Karat Packaging Inc (2)	111	2,334
Manitowoc Co Inc/The (2)	1,193	25,554
ManpowerGroup Inc	2,980	322,674
Matson Inc	500	40,355
Mesa Air Group Inc (2)	1,660	12,716
Miller Industries Inc/TN	1,137	38,703
Mueller Industries Inc	2,910	119,601
MYR Group Inc (2)	289	28,756
National Presto Industries Inc	121	9,932
NL Industries Inc	83	478
nVent Electric PLC	2,328	75,264
Old Dominion Freight Line Inc	443	126,689
Oshkosh Corp	598	61,217
Owens Corning	826	70,623
Plug Power Inc (2)	541	13,817
Primoris Services Corp	2,368	57,992
Quad/Graphics Inc (2)	2,761	11,734
Quanta Services Inc	8,249	938,901
Regal Rexnord Corp	1,510	227,013
Resideo Technologies Inc (2)	556	13,783
REV Group Inc	646	11,085
Rush Enterprises Inc	1,502	67,830
Ryder System Inc	2,241	185,353
Saia Inc (2)	28	6,665
Shyft Group Inc/The	564	21,438
SkyWest Inc (2)	1,577	77,809
Steelcase Inc	385	4,882
Terex Corp	1,822	76,706
Textainer Group Holdings Ltd (2)	649	22,657
Textron Inc	3,247	226,673
Titan International Inc (2)	190	1,360
Titan Machinery Inc (2)	237	6,141
Triton International Ltd	897	46,680
TrueBlue Inc (2)	269	7,285
Union Pacific Corp	393	77,032
United Parcel Service Inc	1,959	356,734
Valmont Industries Inc	686	161,292

Vectrus Inc (2)	211	10,609
Veritiv Corp (2)	63	5,642
WESCO International Inc (2)	601	69,307
Yellow Corp (2)	950	5,368

		10,673,362

Information Technology - 20.5%
3D Systems Corp (2)	322	8,878
Accenture PLC	889	284,409
ACI Worldwide Inc (2)	3,354	103,068
Adobe Inc (2)	3,012	1,734,069
ADTRAN Inc	1,143	21,443
Alliance Data Systems Corp	455	45,905
American Software Inc/GA	810	19,238
Amkor Technology Inc	1,494	37,275
Apple Inc	36,892	5,220,218
Applied Materials Inc	10,554	1,358,616
Arrow Electronics Inc (2)	2,768	310,819
Autodesk Inc (2)	1,361	388,116
Avnet Inc	4,923	182,003
Bill.com Holdings Inc (2)	246	65,670
Box Inc (2)	2,794	66,134
Broadcom Inc	1,413	685,206
Cadence Design Systems Inc (2)	7,448	1,127,925
Calix Inc (2)	520	25,704
Cambium Networks Corp (2)	31	1,122
CDK Global Inc	5,655	240,620
CDW Corp/DE	1,429	260,107
ChannelAdvisor Corp (2)	1,240	31,285
Cisco Systems Inc/Delaware	21,745	1,183,580
Cloudflare Inc (2)	872	98,231
Cognizant Technology Solutions Corp	5,099	378,397
CommScope Holding Co Inc (2)	2,269	30,836
CommVault Systems Inc (2)	5,191	390,934
Concentrix Corp	298	52,746
Conduent Inc (2)	3,178	20,943
Corning Inc	5,673	207,008
Crowdstrike Holdings Inc (2)	625	153,613
Diebold Nixdorf Inc (2)	587	5,935
DocuSign Inc (2)	62	15,961
Dolby Laboratories Inc	5,661	498,168
DXC Technology Co (2)	1,789	60,128
Dynatrace Inc (2)	553	39,246
Ebix Inc	82	2,208
EPAM Systems Inc (2)	1,500	855,720
Extreme Networks Inc (2)	1,015	9,998
Fortinet Inc (2)	1,260	367,970
Hewlett Packard Enterprise Co	4,939	70,381
HP Inc	21,368	584,628
HubSpot Inc (2)	69	46,650
Intel Corp	19,205	1,023,242
International Business Machines Corp	10,802	1,500,722
Intuit Inc	2,805	1,513,326
Jabil Inc	7,006	408,940
Kimball Electronics Inc (2)	473	12,189
KLA Corp	261	87,307
Kulicke & Soffa Industries Inc	751	43,768
Littelfuse Inc	46	12,570
Manhattan Associates Inc (2)	1,385	211,947
Marathon Digital Holdings Inc (2)	495	15,632
Mastercard Inc	458	159,237
McAfee Corp	5,224	115,503
Micron Technology Inc	3,949	280,300
Microsoft Corp	28,588	8,059,513
MicroVision Inc (2)	1,169	12,917
MKS Instruments Inc	88	13,280
MongoDB Inc (2)	63	29,705
Monolithic Power Systems Inc	154	74,641
NCR Corp (2)	2,035	78,877

NortonLifeLock Inc	4,253	107,601
NVIDIA Corp	9,067	1,878,320
Okta Inc (2)	205	48,655
ON Semiconductor Corp (2)	454	20,780
Oracle Corp	10,732	935,079
Perficient Inc (2)	297	34,363
Plantronics Inc (2)	111	2,854
Priority Technology Holdings Inc (2)	316	2,111
Progress Software Corp	3,039	149,488
Qorvo Inc (2)	1,572	262,823
QUALCOMM Inc	12,173	1,570,074
Rimini Street Inc (2)	592	5,713
Riot Blockchain Inc (2)	726	18,658
salesforce.com Inc (2)	2,723	738,532
SecureWorks Corp (2)	692	13,757
SiTime Corp (2)	45	9,188
Smartsheet Inc (2)	69	4,749
Sprout Social Inc (2)	247	30,122
SS&C Technologies Holdings Inc	12,712	882,213
StarTek Inc (2)	998	5,499
Stratasys Ltd (2)	709	15,258
Synopsys Inc (2)	2,965	887,751
Teradata Corp (2)	1,017	58,325
TESSCO Technologies Inc (2)	72	402
Texas Instruments Inc	5,556	1,067,919
Trade Desk Inc/The (2)	1,313	92,304
Trimble Inc (2)	100	8,225
TTEC Holdings Inc	220	20,577
Ultra Clean Holdings Inc (2)	158	6,731
Viant Technology Inc (2)	1,448	17,695
Visa Inc	2,962	659,786
Workiva Inc (2)	120	16,915
Xperi Holding Corp	2,143	40,374
Zebra Technologies Corp (2)	368	189,675

		40,747,243

Materials - 1.3%
AdvanSix Inc	759	30,170
Alcoa Corp	331	16,199
Amyris Inc (2)	162	2,224
Avery Dennison Corp	1,965	407,168
Avient Corp	423	19,606
Celanese Corp	732	110,268
Chemours Co/The	1,737	50,477
Cleveland-Cliffs Inc (2)	1,238	24,525
Commercial Metals Co	326	9,930
Dow Inc	2,953	169,975
Element Solutions Inc	708	15,349
Freeport-McMoRan Inc	3,616	117,628
Hawkins Inc	485	16,917
Intrepid Potash Inc (2)	87	2,688
Koppers Holdings Inc (2)	805	25,164
Louisiana-Pacific Corp	1,720	105,556
LyondellBasell Industries NV	1,622	152,225
Mosaic Co/The	1,941	69,333
Newmont Corp	12,781	694,008
Nucor Corp	1,249	123,014
O-I Glass Inc (2)	556	7,934
Olin Corp	1,148	55,391
Rayonier Advanced Materials Inc (2)	816	6,120
Reliance Steel & Aluminum Co	2,149	306,061
Ryerson Holding Corp	141	3,140
Steel Dynamics Inc	1,080	63,158
SunCoke Energy Inc	731	4,591
Trinseo SA	446	24,075
Tronox Holdings PLC	1,084	26,721
United States Steel Corp	534	11,732

		2,671,347

Real Estate Investment Trust - 2.4%
Altisource Portfolio Solutions SA (2)		1,417	14,000
American Homes 4 Rent		3,266	124,500
American Tower Corp		2,440	647,600
Ashford Hospitality Trust Inc (2)		405	5,962
Camden Property Trust		868	128,004
CareTrust REIT Inc		2,307	46,878
CatchMark Timber Trust Inc		1,826	21,675
CBL & Associates Properties Inc (2)		5,143	946
Clipper Realty Inc		439	3,556
CorEnergy Infrastructure Trust Inc		2,855	12,648
Corporate Office Properties Trust		3,457	93,270
CubeSmart		6,314	305,913
DiamondRock Hospitality Co (2)		274	2,589
EastGroup Properties Inc		1,195	199,123
Extra Space Storage Inc		1,785	299,862
First Industrial Realty Trust Inc		291	15,155
Getty Realty Corp		501	14,684
Gladstone Commercial Corp		1,527	32,113
Healthcare Realty Trust Inc		8,349	248,633
Healthcare Trust of America Inc		5,848	173,452
Host Hotels & Resorts Inc (2)		453	7,397
Lamar Advertising Co		7,323	830,794
Life Storage Inc		803	92,136
Mid-America Apartment Communities Inc		695	129,791
National Health Investors Inc		1,462	78,217
National Storage Affiliates Trust		6,347	335,058
Omega Healthcare Investors Inc		1,337	40,057
PotlatchDeltic Corp		561	28,936
Prologis Inc		357	44,779
PS Business Parks Inc		169	26,489
Public Storage		1,718	510,418
SBA Communications Corp		142	46,941
SL Green Realty Corp		525	37,191
Spirit MTA REIT Liquidating Trust (2)(6)(8)		3,134	0
Stratus Properties Inc (2)		214	6,923
Trinity Place Holdings Inc (2)		97	190
Universal Health Realty Income Trust		687	37,970
Urstadt Biddle Properties Inc		915	17,321
Ventas Inc		334	18,440
Weyerhaeuser Co		3,497	124,388

			4,803,999

Utilities - 1.3%
AES Corp/The		2,179	49,747
Duke Energy Corp		3,759	366,841
Evergy Inc		18,090	1,125,199
FirstEnergy Corp		11,329	403,539
MDU Resources Group Inc		9,193	272,756
Portland General Electric Co		2,343	110,098
UGI Corp		4,251	181,178

			2,509,358

Total Common Stocks (United States)	(Cost	$106,173,916)	144,392,175

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (7)		610	19,142

Total Preferred Stock (United States)	(Cost	$15,247)	19,142

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (2)(6)		2	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (2)(6)		2	0
Extraction Oil & Gas, Inc. A Warrants, Expiration Date 1/20/2025 (2)(6)		13	0
Extraction Oil & Gas, Inc. B Warrants, Expiration Date 1/20/2026 (2)(6)		7	0
Hertz Global Holdings Inc. Warrants, Expiration Date 6/30/2051 (2)		92	811
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		27	158
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(6)		7	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		45	322
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		22	159

Total Warrants (United States)	(Cost	$2,721)	1,450

Registered Investment Companies - 5.1%

U.S. Fixed Income - 4.5%
Vanguard Short-Term Bond ETF (9)		109,903	9,005,452

			9,005,452

International Equity - 0.6%
iShares Core MSCI EAFE ETF (9)		15,725	1,167,581

			1,167,581

Total Registered Investment Companies	(Cost	$9,944,851)	10,173,033

Money Market Registered Investment Companies - 18.9%

Meeder Institutional Prime Money Market Fund, 0.05% (3)		37,663,984	37,671,517

Total Money Market Registered Investment Companies	(Cost	$37,665,950)	37,671,517

Bank Obligations - 0.4%

First Merchants Bank Deposit Account, 0.30%, 10/1/2021 (4)		248,907	248,907
Metro City Bank Deposit Account, 0.10%, 10/1/2021 (4)		248,408	248,408
Pacific Mercantile Bank Deposit Account, 0.10%, 10/1/2021 (4)		247,010	247,010

Total Bank Obligations	(Cost	$744,325)	744,325

Total Investments - 96.9%	(Cost	$154,547,010)	193,001,642

Other Assets less Liabilities - 3.1%			6,168,584

Total Net Assets - 100.0%			199,170,226

Trustee Deferred Compensation (5)

Meeder Balanced Fund - Retail Class		3,564	49,361
Meeder Dynamic Allocation Fund - Retail Class		9,218	137,072
Meeder Muirfield Fund - Retail Class		4,661	43,114
Meeder Conservative Allocation Fund - Retail Class		1,054	25,770

Total Trustee Deferred Compensation	(Cost	$187,723)	255,317

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(10)	12/17/2021	(2,633,200)	52,787
E-mini Standard & Poors MidCap 400 Futures	1	12/17/2021	263,320	(6,328)
Mini MSCI EAFE Index Futures	333	12/17/2021	37,745,550	(1,591,837)
Mini MSCI Emerging Markets Index Futures	114	12/17/2021	7,099,920	(249,274)
Russell 2000 Mini Index Futures	6	12/17/2021	660,240	(10,488)
Standard & Poors 500 Mini Futures	7	12/17/2021	1,504,213	(13,511)

Total Futures Contracts	451		44,640,043	(1,818,651)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$192,257,317	$(1,818,651)
Level 2 - Other Significant Observable Inputs	744,325	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$193,001,642	$(1,818,651)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2021.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(7)	Preferred stock. Dividend rate unknown.

(8)	Expiration date unknown.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.